Deferred revenue (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Deferred Revenue
Deferred revenue, beginning	$ 1,727
Drawdown	1,500
Accretion of deferred revenue	241
Revenue recognized	(1,416)
Deferred revenue, ending	2,052
Current portion of deferred revenue	2,052	$ 1,549
Non-current portion of deferred revenue		178
Balance at end of period	$ 2,052	$ 1,727